Related parties - Summary of Remuneration to Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salary	$ 352,500,000	$ 334,800,000	$ 392,800,000
Share - based payment expense	14,500,000	20,500,000	$ 37,500,000
Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	833,600	885,900
Board fees and Committee fees	386,700	364,900
Total remuneration	1,220,300	1,250,800
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	6,239,700	6,245,800
Pension Fund Contribution	630,500	560,100
Cash Incentive	3,795,500	3,951,200
Other	661,800	363,800
Share - based payment expense	12,318,800	10,156,600
Total remuneration	23,646,300	21,277,500
C Carolus [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	194,900	215,800
Board fees and Committee fees	0	0
Total remuneration	194,900	215,800
R Menell [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	126,900	140,500
Board fees and Committee fees	0	0
Total remuneration	126,900	140,500
Y Suleman [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	63,400	70,800
Board fees and Committee fees	64,300	65,700
Total remuneration	127,700	136,500
P Bacchus [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,400	79,300
Board fees and Committee fees	84,200	72,900
Total remuneration	164,600	152,200
S Reid [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,400	79,300
Board fees and Committee fees	56,400	62,900
Total remuneration	136,800	142,200
T Goodlace [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	63,400	70,800
Board fees and Committee fees	44,100	35,800
Total remuneration	107,500	106,600
A Andani [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,400	79,300
Board fees and Committee fees	42,000	46,000
Total remuneration	122,400	125,300
C Letton [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,400	79,300
Board fees and Committee fees	68,000	51,600
Total remuneration	148,400	130,900
P Mahanyele-Dabengwa [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	63,400	70,800
Board fees and Committee fees	27,700	30,000
Total remuneration	91,100	100,800
N Holland [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	1,174,200	1,226,800
Pension Fund Contribution	21,700	24,200
Cash Incentive	904,300	913,400
Other	3,100	100
Share - based payment expense	1,976,100	1,936,500
Total remuneration	4,079,400	4,101,000
P Schmidt [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	574,300	608,300
Pension Fund Contribution	42,600	46,100
Cash Incentive	446,600	499,400
Other	1,700	1,900
Share - based payment expense	1,690,200	1,331,700
Total remuneration	2,755,400	2,487,400
Executive Directors [member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	1,748,500	1,835,100
Pension Fund Contribution	64,300	70,300
Cash Incentive	1,350,900	1,412,800
Other	4,800	2,000
Share - based payment expense	3,666,300	3,268,200
Total remuneration	6,834,800	6,588,400
L Rivera [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	708,600	553,500
Pension Fund Contribution	130,400	58,500
Cash Incentive	0	142,600
Other	389,400	241,800
Share - based payment expense	1,147,100	780,900
Total remuneration	2,375,500	1,777,300
A Baku [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	859,300	839,700
Pension Fund Contribution	197,700	193,100
Cash Incentive	564,100	533,300
Other	184,300	103,800
Share - based payment expense	1,635,900	1,573,100
Total remuneration	3,441,300	3,243,000
R Butcher [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	382,800	363,400
Pension Fund Contribution	38,300	36,300
Cash Incentive	235,400	218,000
Other	0	0
Share - based payment expense	559,400	501,100
Total remuneration	1,215,900	1,118,800
N Chohan [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	318,700	352,800
Pension Fund Contribution	27,000	24,200
Cash Incentive	227,400	242,000
Other	1,800	1,600
Share - based payment expense	823,000	649,700
Total remuneration	1,397,900	1,270,300
B Mattison [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	416,800	441,400
Pension Fund Contribution	22,200	24,200
Cash Incentive	281,100	298,600
Other	100	0
Share - based payment expense	1,150,000	969,800
Total remuneration	1,870,200	1,734,000
T Harmse [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	327,500	354,300
Pension Fund Contribution	23,100	25,100
Cash Incentive	224,700	243,500
Other	53,000	5,400
Share - based payment expense	856,600	680,500
Total remuneration	1,484,900	1,308,800
A Nagaser [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	229,500	234,200
Pension Fund Contribution	23,800	24,600
Cash Incentive	158,100	160,100
Other	400	1,900
Share - based payment expense	526,200	405,200
Total remuneration	938,000	826,000
S Mathews [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	493,600	472,100
Pension Fund Contribution	56,900	54,500
Cash Incentive	333,600	311,600
Other	25,100	7,300
Share - based payment expense	906,100	697,000
Total remuneration	1,815,300	1,542,500
M Preece [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	475,400	514,300
Pension Fund Contribution	23,200	25,100
Cash Incentive	302,600	271,800
Other	2,900	0
Share - based payment expense	508,400	362,700
Total remuneration	1,312,500	1,173,900
R Bardien [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	279,000	285,000
Pension Fund Contribution	23,600	24,200
Cash Incentive	117,600	116,900
Other	0	0
Share - based payment expense	539,800	268,400
Total remuneration	960,000	694,500
Prescribed Officers [member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	4,491,200	4,410,700
Pension Fund Contribution	566,200	489,800
Cash Incentive	2,444,600	2,538,400
Other	657,000	361,800
Share - based payment expense	8,652,500	6,888,400
Total remuneration	$ 16,811,500	$ 14,689,100